Summary of Significant Accounting Policies (Details) - Schedule of Class A Ordinary Shares Reflected in the Unaudited Condensed Balance Sheet is Reconciled - Class A Ordinary Shares [Member] - USD ($)	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Condensed Balance Sheet Statements, Captions [Line Items]
Gross proceeds	$ 115,000,000
Less:
Proceeds allocated to Public Warrants	(3,392,500)
Issuance costs allocated to Class A ordinary shares	(5,404,093)
Plus:
Accretion of Class A ordinary shares subject to redemption to redemption amount	13,614,267
Class A ordinary shares subject to possible redemption	$ 119,817,674